Allowance for Loan and Lease Losses Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans Transferred from Held for Investment to Held for Sale	$ 725,610	$ 242,878	$ 780,391
Financing Receivable, Acquired with Deteriorated Credit Quality	993,000	1,370,689
Provision for loan and lease losses	12,038	31,999	49,704
Sale of Non-performing Assets [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans Transferred from Held for Investment to Held for Sale	77,731
Financing Receivable, Acquired with Deteriorated Credit Quality	33,948
Impaired Financing Receivable, Recorded Investment	43,783
Provision for loan and lease losses	$ 3,180